Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	6 months
July 2013 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
July 2013 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	0.80
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
Weighted-average Remaining Contractual Life (Years)	1 year 6 months
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	2 years 6 months
July 2015 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.88
July 2015 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.36
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.26
Weighted-average Remaining Contractual Life (Years)	3 years 6 months
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.28
Weighted-average Remaining Contractual Life (Years)	4 years 8 months 23 days
December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.06
Weighted-average Remaining Contractual Life (Years)	7 years 11 months 15 days
January-July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	8 years 2 months 15 days
January-July 2021 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 4.12
January-July 2021 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	2.35
January 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.12
Weighted-average Remaining Contractual Life (Years)	9 years 3 days
July 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.50
Weighted-average Remaining Contractual Life (Years)	9 years 6 months 3 days